Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	€ 2,869.9	€ 2,751.1	€ 3,819.0
Cost of sales	(641.8)	(541.3)	(599.8)
Research and development expenses	(2,104.9)	(2,254.2)	(1,783.1)
Sales and marketing expenses	(110.0)	(67.9)	(62.7)
General and administrative expenses	(514.4)	(531.1)	(495.0)
Other operating expenses	(1,088.3)	(811.5)	(293.0)
Other operating income	184.6	140.6	105.0
Operating profit / (loss)	(1,404.9)	(1,314.3)	690.4
Finance income	423.9	664.0	519.6
Finance expenses	(69.8)	(27.4)	(23.9)
Profit / (Loss) before tax	(1,050.8)	(677.7)	1,186.1
Income taxes	(85.3)	12.4	(255.8)
Net profit / (loss)	€ (1,136.1)	€ (665.3)	€ 930.3
Earnings / (Loss) per share
Basic earnings for the period per share (in euros per share)	€ (4.70)	€ (2.77)	€ 3.87
Diluted earnings for the period per share (in euros per share)	€ (4.70)	€ (2.77)	€ 3.83